Leases - Summary of payment term of future minimum lease payments under noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2016 JPY (¥)
Leases
Minimum lease payments, Total	¥ 139,895
Minimum lease payments, Less than 1 year	15,641
Minimum lease payments, 1 to 2 years	15,782
Minimum lease payments, 2 to 3 years	13,207
Minimum lease payments, 3 to 4 years	10,894
Minimum lease payments, 4 to 5 years	9,366
Minimum lease payments, More than 5 years	¥ 75,005